SUPPLEMENT DATED MAY 29, 2009 TO PROSPECTUS DATED MAY 1, 2009

for the

ADVANTAGE IV VARIABLE ANNUITY

issued by

COMMONWEALTH ANNUITY SEPARATE ACCOUNT A

COMMONWEALTH ANNUITY AND LIFE INSURANCE COMPANY

* * *

Effective June 1,  2009, Commonwealth Annuity and Life Insurance Company is terminating the availability of the optional Guaranteed Lifetime Withdrawal Benefit (“GLWB”) Riders.  This termination will not affect GLWB Riders issued prior to June 1, 2009.  However, the GLWB Riders will no longer be available at issue for new contracts.

* * *

This supplement should be retained with the

ADVANTAGE IV Prospectus for future reference.